FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2020
FIXED ASSETS, NET
FIXED ASSETS, NET

8.FIXED ASSETS, NET

	As of December 31,
	2019	2020
Computer equipment (including servers)	$281,081	$301,405
Leasehold improvements	13,011	8,532
Office furniture	2,482	2,561
Vehicles	356	301
Fixed assets, gross	296,930	312,799
Less: Accumulated depreciation	(186,924)	(235,948)
Fixed assets, net	$110,006	$76,851

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses were US$60,690, US$64,663 and US$54,207, respectively. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.